Related party balances and transactions (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Total Arising from sales / purchases of goods / other		$ 14,414	$ 9,653	$ 41,446
Financial debt
Total financial debt		(34,651)	(22,220)	(618)
Other liabilities
Total Other liabilities		(34,948)	(31,969)	(29,764)
Associates
Disclosure of transactions between related parties [line items]
Trade Receivables		0	229	0
Other Receivables		5,555	0	3,827
Other Financial Assets		0	7,769	11,530
Other related parties
Disclosure of transactions between related parties [line items]
Trade Receivables		1,130	1,255	5,423
Other Receivables		9,775	9,025	14,060
Other Financial Assets		3,621	0	11,818
Trade Payables		(5,667)	(8,625)	(5,212)
Financial debt
Borrowings owed to other related parties	[1]	(34,651)	(22,220)	(618)
Other liabilities
Other liabilities - other related parties		$ (34,948)	$ (31,969)	$ (29,764)

[1]	Loans with related parties are secured by cash collateral by a company controlled by the Group of the Shareholder and were paid on February 8, 2018, see Note 31 "Indebtedness".